Note 2 - Change in Accounting Principle (Tables)	12 Months Ended
Mar. 31, 2019
Notes Tables
Schedule of New Accounting Pronouncements and Changes in Accounting Principles [Table Text Block]
	As Originally Reported	Effect of Change	As Adjusted
Consolidated Statement of Operations, Fiscal Year Ended March 31, 2018
Cost of goods sold	112,905,381	(1,697,294)	111,208,087
Income tax provision	1,307,890	522,597	1,830,487
Net earnings	2,759,404	1,174,697	3,934,101

Net earnings per share:
Basic	0.39	0.17	0.56
Diluted	0.39	0.17	0.56

Consolidated Statement of Cash Flows, Fiscal Year Ended March 31, 2018
Net earnings	2,759,404	1,174,697	3,934,101
Change in inventories	(3,120,782)	(1,697,294)	(4,818,076)
Change in deferred income taxes	1,269,148	108,483	1,377,631
Change in income taxes payable	-	414,114	414,114

Consolidated Balance Sheet, as of March 31, 2018
Inventories	38,039,332	7,290,102	45,329,434
Deferred income tax liability	103,198	1,768,968	1,872,166
Retained earnings	31,190,246	5,521,134	36,711,380
	As Computed Under LIFO	As Computed Under Average Cost	Effect of Change
Consolidated Statement of Operations, Fiscal Year Ended March 31, 2019
Earnings before income taxes	5,706,951	6,823,945	1,116,994
Income tax provision	1,451,937	1,724,021	272,084
Net earnings	4,255,014	5,099,924	844,910

Net earnings per share:
Basic	0.61	0.73	0.12
Diluted	0.61	0.73	0.12